Trade and Other Receivables - Schedule of Allowance for Doubtful Accounts (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance for Doubtful Accounts [Line Items]
Allowance for doubtful accounts, beginning of year	$ 8,901	$ 6,467
Provisions for impaired receivables	9,697	6,552
Receivables written off	(4,573)	(4,385)
Impact of foreign exchange	(212)	267
Allowance for doubtful accounts, end of year	$ 13,813	$ 8,901